LOANS PAYABLE - Applicable Margin Schedule (Details)	Sep. 12, 2025
Consolidate leverage ratio less than 2
CONVERTIBLE DEBT
EBITDA ratio	2.00%
Standby fees (as percent)	0.75%
Consolidate leverage ratio greater than or equal to 2
CONVERTIBLE DEBT
EBITDA ratio	2.00%
Standby fees (as percent)	1.75%
CORRA loans | Consolidate leverage ratio less than 2
CONVERTIBLE DEBT
Interest rate basis (as percent)	3.00%
CORRA loans | Consolidate leverage ratio greater than or equal to 2
CONVERTIBLE DEBT
Interest rate basis (as percent)	4.00%
Adjusted Term SOFR Loans | Consolidate leverage ratio less than 2
CONVERTIBLE DEBT
Interest rate basis (as percent)	3.00%
Adjusted Term SOFR Loans | Consolidate leverage ratio greater than or equal to 2
CONVERTIBLE DEBT
Interest rate basis (as percent)	4.00%
CDN$ Prime Rate or US$ Base Rate Loans | Consolidate leverage ratio less than 2
CONVERTIBLE DEBT
Interest rate basis (as percent)	2.00%
CDN$ Prime Rate or US$ Base Rate Loans | Consolidate leverage ratio greater than or equal to 2
CONVERTIBLE DEBT
Interest rate basis (as percent)	3.00%